Government Grants	12 Months Ended
Dec. 31, 2011
Government Grants [Abstract]
Government Grants [Text Block]
Note 12.	Government Grants

The Company entered into several contracts with Department of Industrial Technology of Ministry of Economic Affairs (DOIT of MOEA) and Institute for Information Industry (III) during 2009, 2010 and 2011 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority		Total Grant		Execution Period	Product Description
		(in thousands)

DOIT of MOEA	NT$	22,670	(US$703)	August 2007 to July 2009	Display Port IC
DOIT of MOEA		30,240	(US$919)	October 2008 to September 2010	Multi-standard Decoder iDTV SOC
III		1,860	(US$57)	March 2009 to November 2009	Himax Headquarter Excellent Program (I)
III		4,340	(US$140)	January 2010 to November 2011	Himax Headquarter Excellent Program (II)
III		18,700	(US$582)	January 2010 to December 2011	LCOS Projector Development Program
III		23,220	(US$770)	June 2011 to February 2013	CMOS Development Program

Government grants recognized by the Company as a reduction of research and development expense and general and administrative expense in the accompanying consolidated statements of income in 2009, 2010 and 2011 were $534 thousand, $819 thousand and $688 thousand, respectively.